Note 18 - Stock Options and Nonvested Shares (Details) - Summary of Information With Respect to Stock Options Outstanding (2004 Stock Incentive Plan [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding	21,326,160	24,505,348	11,144,998	11,994,698
Weighted average remaining contractual life, outstanding	6 years 58 days
Weighted average exercise price, outstanding (in Dollars per share)	$ 0.57	$ 0.54	$ 0.93	$ 0.96
Aggregate intrinsic value, outstanding (in Dollars)	$ 11,774,622
Number exercisable	14,070,240	10,500,548	10,856,838
Weighted average exercise price, exercisable (in Dollars per share)	$ 0.73	$ 0.93	$ 0.92
Aggregate intrinsic value, exercisable (in Dollars)	$ 5,868,304
$0.16 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option exercise price (in Dollars per share)	$ 0.16
Number outstanding	1,095,000
Number exercisable	1,095,000
$1.314 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option exercise price (in Dollars per share)	$ 1.314
Number outstanding	1,035,200
Number exercisable	1,035,200
$1.316 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option exercise price (in Dollars per share)	$ 1.316
Number outstanding	27,000
Number exercisable	27,000
$1.12 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option exercise price (in Dollars per share)	$ 1.12
Number outstanding	400,000
Number exercisable	400,000
$1.16 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option exercise price (in Dollars per share)	$ 1.16
Number outstanding	200,000
Number exercisable	200,000
$1.07 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option exercise price (in Dollars per share)	$ 1.07
Number outstanding	700,000
Number exercisable	700,000
$0.96 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option exercise price (in Dollars per share)	$ 0.96
Number outstanding	2,286,000
Number exercisable	2,286,000
$1.318 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option exercise price (in Dollars per share)	$ 1.318
Number outstanding	53,600
Number exercisable	53,600
$1.26 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option exercise price (in Dollars per share)	$ 1.26
Number outstanding	413,360
Number exercisable	413,360
$1.65 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option exercise price (in Dollars per share)	$ 1.648
Number outstanding	10,000
Number exercisable	10,000
$1.426 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option exercise price (in Dollars per share)	$ 1.426
Number outstanding	2,099,000
Number exercisable	2,099,000
$1.43 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option exercise price (in Dollars per share)	$ 1.43
Number outstanding	50,000
Number exercisable	50,000
$0.25 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option exercise price (in Dollars per share)	$ 0.25
Number outstanding	12,957,000
Number exercisable	5,701,080